S000002879 [Member] Performance Management - BlackRock Advantage SMID Cap V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective February 9, 2021, the Fund changed its name and investment strategies. Performance for the period between June 12, 2017 and February 8, 2021, is based on the investment strategies utilized by the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to June 12, 2017 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund.” The table compares the Fund’s performance to that of the Russell 3000® Index and the Russell 2500™ Index. The Russell 2500™ Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Russell 3000® Index and the Russell 2500™ Index. The Russell 2500™ Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	Class I Shares ANNUAL TOTAL RETURNS BlackRock Advantage SMID Cap V.I. Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.28% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	22.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(20.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020